Average Annual Total Returns - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIP Floating Rate High Income Portfolio	Apr. 30, 2025
VIP Floating Rate High Income Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.39%
Past 5 years	5.55%
Past 10 years	4.88%
LB091
Average Annual Return:
Past 1 year	2.04%
Past 5 years	0.06%
Past 10 years	1.73%
SP026
Average Annual Return:
Past 1 year	9.15%
Past 5 years	6.09%
Past 10 years	5.41%